Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations Disaggregation of Revenue - Schedule of Disaggregation of Revenue by Geography (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue		$ 43,375	$ 28,490
Revenue Benchmark
Disaggregation Of Revenue [Line Items]
Revenue		$ 43,375	$ 28,490
Customer Concentration Risk | Revenue Benchmark
Disaggregation Of Revenue [Line Items]
Concentration risk percentage		100.00%	100.00%
EMEA [Member] | Customer Concentration Risk | Revenue Benchmark
Disaggregation Of Revenue [Line Items]
Revenue	[1]	$ 20,562	$ 14,213
Concentration risk percentage	[1]	48.00%	50.00%
Americas | Customer Concentration Risk | Revenue Benchmark
Disaggregation Of Revenue [Line Items]
Revenue	[2]	$ 15,719	$ 10,759
Concentration risk percentage	[2]	36.00%	38.00%
Asia Pacific | Customer Concentration Risk | Revenue Benchmark
Disaggregation Of Revenue [Line Items]
Revenue	[3]	$ 7,094	$ 3,518
Concentration risk percentage	[3]	16.00%	12.00%

[1]	Netherlands represented 24% and 37% for the years ended December 31, 2021 and 2020, respectively.
[2]	U.S. represented 36% and 38% for the years ended December 31 2021 and 2020, respectively.
[3]	Australia represented 11% and 9% for the years ended December 31, 2021 and 2020, respectively.